Financial risk management - Summary of Maturity Analysis For Non-Derivative Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current portion of non-current borrowings	€ 350,722	€ 269,033
Carrying amount of liabilities - Lease liabilities	83,490	51,324
Carrying amount of liabilities- Warrant liabilities	0	1,296
Carrying amount of liabilities - Derivative liabilities	7,442
Carrying amount of liabilities - Trade and other payables	74,213	51,263
Carrying amount of liabilities - Total	515,867	372,916
Borrowings	479,082	501,004
Lease liabilities	127,101	71,097
Trade and other payables	74,213	51,263
Warrant liabilities	0	1,296
Derivative financial liabilities, undiscounted cash flows	100,214
Total	780,610	624,660
Less than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	27,198	9,441
Lease liabilities	6,121	4,546
Trade and other payables	74,213	51,263
Warrant liabilities	0	1,296
Derivative financial liabilities, undiscounted cash flows	1,378
Total	108,910	66,546
6–12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	13,039	13,925
Lease liabilities	6,458	4,828
Trade and other payables	0	0
Warrant liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	1,410
Total	20,907	18,753
1–2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	22,529	27,802
Lease liabilities	12,841	8,891
Trade and other payables	0	0
Warrant liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	9,949
Total	45,319	36,693
2–5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	416,316	449,836
Lease liabilities	26,234	18,916
Trade and other payables	0	0
Warrant liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	28,904
Total	471,454	468,752
More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	0	0
Lease liabilities	75,447	33,916
Trade and other payables	0	0
Warrant liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	58,573
Total	€ 134,020	€ 33,916